Document and Entity Information	May 07, 2020
Prospectus:
Document Type	497
Document Period End Date	May 07, 2020
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 07, 2020
Document Effective Date	May 07, 2020
Prospectus Date	Feb. 28, 2020
Hartford Schroders Tax-Aware Bond Fund | Class F
Prospectus:
Trading Symbol	HFKFX
Hartford Schroders Tax-Aware Bond Fund | Class Y
Prospectus:
Trading Symbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund | Class I
Prospectus:
Trading Symbol	STWTX
Hartford Schroders Tax-Aware Bond Fund | Class C
Prospectus:
Trading Symbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund | Class A
Prospectus:
Trading Symbol	STWVX
Hartford Schroders Tax-Aware Bond Fund | Class SDR
Prospectus:
Trading Symbol	HFKVX